Related Parties (FY) (Details) $ in Thousands		1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 12, 2019 USD ($) Officer Employee	May 31, 2020 USD ($)	Sep. 30, 2022 USD ($) Individual	Sep. 30, 2021 USD ($) Individual	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) Individual	Sep. 30, 2021 USD ($) Individual	Dec. 31, 2021 USD ($) Individual	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Abstract]
Advisor fees and out-of-pocket expenses			$ 175	$ 262	$ 389	$ 606	$ 644	$ 913
Number of individuals | Individual			2	2		2	2	2
Receivables from related parties					10			$ 0
2018 Plan [Member]
Related Party Transaction [Abstract]
Number of former employees | Employee	3
Number of officers | Officer	3
Aggregate principal amount	$ 2,174
Interest rate on promissory note	2.63%
Principal plus interest of these promissory notes total Paid	$ 2,248
San Vicente Acquisition LLC [Member]
Related Party Transaction [Abstract]
Receivables from related parties					$ 10			$ 0
Kunlun [Member]
Related Party Transaction [Abstract]
Aggregate principal amount									$ 14,000
Interest rate on promissory note									2.00%
Principal plus interest of these promissory notes total Paid		$ 14,000
Amount payable										$ 87
Accrued interest amount										$ 0
Interest received		$ 81